Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 25, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal programs, plans or practices with respect to the timing of our equity award grants in coordination with the release of material, non-public information. Most of our equity awards, including stock options, are made annually during the first quarter at the time the CHCC makes its annual executive compensation decisions. The date of this meeting is usually set well in advance and is not chosen to coincide with the release of material, non-public information. The exercise price of all options equals the closing price per share of our Common Stock, as reported on the NYSE on the date of grant.

Equity awards made to executive officers, including each of our NEOs, must be specifically approved by the CHCC, subject, with respect to the CEO, to approval by the CID. For annual equity awards made to other employees, the CHCC approves an aggregate number and type of award available for issuance. These awards are then distributed as determined by our CEO based on recommendations from other members of management.

Off-cycle awards are generally made only in connection with new hires, promotions, or as needed to retain or reward an employee and must be approved by the CHCC for any executive officer. None of our NEOs received an off-cycle award during 2025.

The following table presents information required by Item 402(x)(2) of Regulation S-K regarding stock options issued to our NEOs in fiscal year 2025 during the period beginning four business days before and ending one business day after the filing of the Company’s Annual Report on Form 10-K with the SEC:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant Date Fair Value of the Award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

John C. Roche	2/25/25	39,629	161.82	1,400,023	3.4%
Jeffrey M. Farber	2/25/25	14,154	161.82	500,033	3.4%
Richard W. Lavey	2/25/25	9,377	161.82	331,281	3.4%
Bryan J. Salvatore	2/25/25	8,139	161.82	287,535	3.4%
Dennis F. Kerrigan	2/25/25	4,954	161.82	175,026	3.4%

Award Timing Method

We do not have any formal programs, plans or practices with respect to the timing of our equity award grants in coordination with the release of material, non-public information. Most of our equity awards, including stock options, are made annually during the first quarter at the time the CHCC makes its annual executive compensation decisions. The date of this meeting is usually set well in advance and is not chosen to coincide with the release of material, non-public information. The exercise price of all options equals the closing price per share of our Common Stock, as reported on the NYSE on the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

Equity awards made to executive officers, including each of our NEOs, must be specifically approved by the CHCC, subject, with respect to the CEO, to approval by the CID. For annual equity awards made to other employees, the CHCC approves an aggregate number and type of award available for issuance. These awards are then distributed as determined by our CEO based on recommendations from other members of management.

Awards Close in Time to MNPI Disclosures, Table

The following table presents information required by Item 402(x)(2) of Regulation S-K regarding stock options issued to our NEOs in fiscal year 2025 during the period beginning four business days before and ending one business day after the filing of the Company’s Annual Report on Form 10-K with the SEC:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant Date Fair Value of the Award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

John C. Roche	2/25/25	39,629	161.82	1,400,023	3.4%
Jeffrey M. Farber	2/25/25	14,154	161.82	500,033	3.4%
Richard W. Lavey	2/25/25	9,377	161.82	331,281	3.4%
Bryan J. Salvatore	2/25/25	8,139	161.82	287,535	3.4%
Dennis F. Kerrigan	2/25/25	4,954	161.82	175,026	3.4%

John C. Roche
Awards Close in Time to MNPI Disclosures
Name		John C. Roche
Underlying Securities | shares		39,629
Exercise Price | $ / shares		$ 161.82
Fair Value as of Grant Date | $		$ 1,400,023
Underlying Security Market Price Change | Rate		3.40%
Jeffrey M. Farber
Awards Close in Time to MNPI Disclosures
Name		Jeffrey M. Farber
Underlying Securities | shares		14,154
Exercise Price | $ / shares		$ 161.82
Fair Value as of Grant Date | $		$ 500,033
Underlying Security Market Price Change | Rate		3.40%
Richard W.Lavey
Awards Close in Time to MNPI Disclosures
Name		Richard W. Lavey
Underlying Securities | shares		9,377
Exercise Price | $ / shares		$ 161.82
Fair Value as of Grant Date | $		$ 331,281
Underlying Security Market Price Change | Rate		3.40%
Bryan J. Salvatore
Awards Close in Time to MNPI Disclosures
Name		Bryan J. Salvatore
Underlying Securities | shares		8,139
Exercise Price | $ / shares		$ 161.82
Fair Value as of Grant Date | $		$ 287,535
Underlying Security Market Price Change | Rate		3.40%
Dennis F. Kerrigan
Awards Close in Time to MNPI Disclosures
Name		Dennis F. Kerrigan
Underlying Securities | shares		4,954
Exercise Price | $ / shares		$ 161.82
Fair Value as of Grant Date | $		$ 175,026
Underlying Security Market Price Change | Rate		3.40%